As filed with the U.S. Securities and Exchange Commission on April 9, 2020

Securities Act File No. 333-206784 Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.
Post-Effective Amendment No. 108	[ X ]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 111

Legg Mason ETF Investment Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 721-1926

Name and address of agent for service:	Copy to:
ROBERT I. FRENKEL	ROGER P. JOSEPH, ESQ.
Legg Mason ETF Investment Trust	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110
Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

☐ on	pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐ on	pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant's prospectus for ClearBridge Dividend Strategy ESG ETF and ClearBridge Large Cap Growth ESG ETF, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 106 to the Registrant's registration statement on March 26, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 9th day of April, 2020.

LEGG MASON ETF INVESTMENT TRUST, on behalf of its series:

ClearBridge Dividend Strategy ESG ETF

ClearBridge Large Cap Growth ESG ETF

By: /s/ Jane E. Trust

Jane E. Trust

President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 9th day of April, 2020.

Signature

/s/ Jane E. Trust Jane E. Trust

/s/ Christopher Berarducci Christopher Berarducci

/s/ Paul R. Ades * Paul R. Ades

/s/ Andrew L. Breech * Andrew L. Breech

/s/ Dwight B. Crane * Dwight B. Crane

/s/ Althea Duersten * Althea Duersten

Title

President, Chief Executive Officer and Trustee

Treasurer and Principal Financial Officer

Trustee

Trustee

Trustee

Trustee

/s/ Stephen R. Gross * Stephen R. Gross

/s/ Susan Heilbron * Susan Heilbron

/s/ Frank Hubbard * Frank Hubbard

/s/ Howard Johnson * Howard Johnson

/s/ Jerome H. Miller * Jerome H. Miller

/s/ Kenneth Miller * Kenneth Miller

/s/ Thomas F. Schlafly * Thomas F. Schlafly

* By: /s/ Jane E. Trust Jane E. Trust, as Agent

* Attorney-in-Fact, pursuant to Power of Attorney.

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase EX-101.DEF XBRL Taxonomy Extension Definition Linkbase EX-101.LAB XBRL Taxonomy Extension Labels Linkbase EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase